Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Amount Due From Related Party	16.1 Amounts due from related parties

			As of December 31,
			2020	2021
			RMB	RMB	US$
Guangzhou Tianlang Network Technology Co., Ltd.			—	35	5

Total amounts due from related parties	(i	)	—	35	5

Schedule of Amount Due to Related Party
16.2	Amounts due to related parties

			As of December 31,
			2020	2021
			RMB	RMB	US$
Guangzhou Tianlang Network Technology Co., Ltd.			—	54	8

Total amounts due to related parties	(i	)	—	54	8

Schedule of Transactions With Related Parties
16.3	Transactions with related parties

				For the year ended December 31,
			2019	2020	2021
			RMB	RMB	RMB	US$
Services provided to:	(i	)
Guangzhou Tianlang Network Technology Co., Ltd.			266	—	100	16

Services received from:	(ii	)
Shenzhen Weixunyitong Information Technology Co.,Ltd.			11,600	—	—	—

(i)
The Company entered into agreements with Guangzhou Tianlang Network Technology Co., Ltd. to provide advertising services and JG Alliance service in 2021 and to provide certain data solutions and targeted marketing services in 2019.

(ii)	The Company entered into an agreement with Shenzhen Weixunyitong Information Technology Co., Ltd to purchase ad inventory in 2019.